Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Accounts receivable	$ 0	$ (12)
Accounts payable and accrued liabilities	45,269	35,992
Provisions	1,219	576
Other long-term liabilities	19,401	13,524
Non-cash operating activities	65,889	50,080
Investing activities
Purchase of PP&E	(12,021)	(11,158)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(143,914)	(110,778)
Additions to intangible assets	(59,927)	(40,908)
Non-cash investing activities	$ (215,862)	$ (162,844)